Securities Sold Under Repurchase Agreements - Additional Information (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Abstract]
Securities sold under repurchase agreements, interest rate	448.00%	640.00%